OIL AND GAS SALES AND MARKETING REVENUES (Tables)	12 Months Ended
Dec. 31, 2019
OIL AND GAS SALES AND MARKETING REVENUES [abstract]
Schedule of oil and gas sales and marketing revenues
	2017	2018	2019
	(restated)	(restated)
Gross sales	156,828	191,966	202,635
Less: Royalties	(3,226)	(4,215)	(4,432)
PRC government's share of oil	(1,190)	(1,194)	(1,030)
Oil and gas sales	152,412	186,557	197,173
Marketing revenues	28,907	35,830	30,867